UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1:	Schedule of Investments

Vanguard U.S. Growth Fund Schedule of Investments May 31, 2005
	Shares	Market Value ($000)
COMMON STOCK (97.3%)

Auto & Transportation (0.4%)
Harley-Davidson, Inc.	533,200	$26,143

Consumer Discretionary (13.5%)
* Yahoo! Inc.	4,531,800	168,583
* eBay Inc.	3,938,400	149,699
* Google Inc.	401,550	111,791
Lowe's Cos., Inc.	1,659,233	94,925
* Bed Bath & Beyond, Inc.	2,152,055	87,481
Avon Products, Inc.	1,502,585	59,713
* Kohl's Corp.	1,128,159	54,930
* Apollo Group, Inc. Class A	379,480	29,789
Wal-Mart Stores, Inc.	420,750	19,872
* Starbucks Corp.	291,000	15,932

		792,715

Consumer Staples (2.3%)
Walgreen Co.	1,472,060	66,743
PepsiCo, Inc.	853,340	48,009
The Procter & Gamble Co.	351,800	19,402

		134,154

Financial Services (14.1%)
Legg Mason Inc.	2,171,300	178,437
Citigroup, Inc.	3,063,000	144,298
The Goldman Sachs Group, Inc.	1,393,840	135,899
American International Group, Inc.	1,913,400	106,289
First Data Corp.	1,751,600	66,263
Merrill Lynch & Co., Inc.	947,108	51,390
Charles Schwab Corp.	3,561,000	40,382
Paychex, Inc.	1,291,236	37,291
SLM Corp.	708,329	34,191
JPMorgan Chase & Co.	946,400	33,834

		828,274

Health Care (27.8%)
* Zimmer Holdings, Inc.	2,374,470	181,837
UnitedHealth Group Inc.	3,655,486	177,584
* Alcon, Inc.	1,579,945	161,581
* WellPoint Inc.	1,157,936	154,005
* Amgen, Inc.	2,119,995	132,669
Teva Pharmaceutical Industries Ltd. Sponsored ADR	3,671,000	122,501
* St. Jude Medical, Inc.	2,808,500	112,677
Stryker Corp.	1,992,100	96,916
Medtronic, Inc.	1,671,376	89,836
* Caremark Rx, Inc.	1,836,070	81,999
* Forest Laboratories, Inc.	2,056,975	79,358
* Genentech, Inc.	991,900	78,608
Sanofi-Synthelabo SA ADR	979,190	44,064
Pfizer Inc.	1,433,965	40,008
Eli Lilly & Co.	607,275	35,404
Allergan, Inc.	437,895	33,854
* Boston Scientific Corp.	439,080	11,895

		1,634,796

Integrated Oils (0.4%)
Suncor Energy, Inc.	577,175	22,735

Other Energy (2.1%)
Schlumberger Ltd.	1,393,730	95,289
Baker Hughes, Inc.	621,300	28,698

		123,987

Materials & Processing (0.9%)
Praxair, Inc.	1,125,060	52,732

Producer Durables (6.0%)
Danaher Corp.	3,046,291	167,942
Centex Corp.	1,185,300	77,613
Lennar Corp. Class A	1,133,500	65,754
D. R. Horton, Inc.	1,165,033	40,275

		351,584

Technology (26.5%)
* Dell Inc.	6,463,950	257,847
* Marvell Technology Group Ltd.	4,322,800	177,062
* Juniper Networks, Inc.	6,543,700	167,780
* Symantec Corp.	5,772,700	130,521
* Broadcom Corp.	3,499,800	124,208
* EMC Corp.	7,852,810	110,411
QUALCOMM Inc.	2,415,600	90,005
SAP AG ADR	1,688,000	69,630
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,351,475	58,497
* Apple Computer, Inc.	1,432,800	56,896
Linear Technology Corp.	1,485,596	55,665
* Accenture Ltd.	2,363,275	55,017
* Network Appliance, Inc.	1,445,000	41,558
* Corning, Inc.	2,627,100	41,193
Intel Corp.	1,507,660	40,601
Microsoft Corp.	1,556,689	40,163
Adobe Systems, Inc.	907,700	30,009
Infosys Technologies Ltd. ADR	167,900	12,146

		1,559,209

Utilities (0.8%)
* Comcast Corp. Special Class A	1,581,095	50,026

Other (2.5%)
General Electric Co.	2,562,090	93,465
3M Co.	732,670	56,159

		149,624

TOTAL COMMON STOCKS
(Cost $5,077,457)		5,725,979

TEMPORARY INVESTMENTS (3.1%)

Exchange-Traded Fund (0.0%)
Vanguard Index Participation Equity Receipts - Growth	3,100	158

Money Market Fund (2.7%)
Vanguard Market Liquidity Fund, 3.018%**	157,162,404	157,162

	Face
	Amount
	($000)

U.S. Agency Obligation (0.4%)
Federal National Mortgage Assn.†
(1) 3.021%, 7/20/2005	$25,000	24,894

TOTAL TEMPORARY INVESTMENTS
(Cost $182,216)		182,214

TOTAL INVESTMENTS (100.4%)
(Cost $5,259,673)		5,908,193

OTHER ASSETS AND LIABILITIES-NET (-0.4%)		(25,318)

NET ASSETS (100%)		$5,882,875

*Non-income-producing security. **Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1)Securities with a value of $24,894,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At May 31, 2005, the cost of investment securities for tax purposes was $5,259,673,000. Net unrealized appreciation of investment securities for tax purposes was $648,520,000, consisting of unrealized gains of $887,114,000 on securities that had risen in value since their purchase and $238,594,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and exchange-traded funds. After giving effect to these investments, the fund’s effective common stock and temporary cash investment positions represent 99.6% and 0.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At May 31, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Nasdaq 100 E-mini Index	4,060	$125,454	$7,921

Nasdaq 100 Index	20	3,090	71

S&P 500 E-mini Index	50	2,981	12

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.